UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-8342

 NAME OF REGISTRANT:                     Global Macro Portfolio (formerly
                                         Strategic Income Portfolio)



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 255 State Street
                                         Boston, MA 02109

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Alan R. Dynner, Esq.
                                         255 State Street
                                         Boston, MA 02109

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2006 - 06/30/2007


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

Global Macro Portfolio
--------------------------------------------------------------------------------------------------------------------------
 INDUSTRIAL AND COMMERCIAL BANK OF CHINA                                                     Agenda Number:  701135940
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPV10024
    Meeting Type:  EGM
    Meeting Date:  21-Mar-2007
          Ticker:
            ISIN:  CN000A0LB420
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, the amended procedural rules of shareholders     Mgmt          For                            For
       general meeting as specified and as produced
       to this meeting marked A and initialed by the
       Chairman for the purpose of identification

2.     Approve, the amended procedural rules of the              Mgmt          For                            For
       Board as specified and as produced to this
       meeting marked B and initialed by the Chairman
       for the purpose of identification

3.     Approve, the amended procedural rules of the              Mgmt          For                            For
       Supervisory Committee as specified and as produced
       to this meeting marked C and initialed by the
       Chairman for the purpose of identification

4.     Approve: the purchase of Directors  and Officers          Mgmt          Against                        Against
       liability insurance for the Directors, Supervisors
       and Senior Management of the Company; the aggregate
       insured amount of the insurance policy shall
       be USD 50 million for 1 year s coverage and
       the insurance premium shall not exceed USD
       1.487 million; and authorize the Board and
       such persons to do all such further acts and
       things and execute such further documents and
       take all such steps which in their opinion
       may be necessary, desirable or expedient to
       implement and/or give effect to the purchase
       of the insurance

5.     Adopt the standard policy for determining the             Mgmt          For                            For
       amount of allowance to be paid to each of the
       Independent Non-Executive Directors of the
       Company shall be entitled to a basic annual
       allowance of RMB 300,000; each of the External
       Supervisors of the Company shall be entitled
       to a basic annual allowance of RMB 250,000;
       Members of each of the Strategy Committee,
       Audit Committee, Risk Management Committee,
       Nomination and Compensation Committee and related
       party transactions control sub-committee of
       the Board shall be entitled to an additional
       allowance of RMB 30,000 per annum and the Chairman
       of such committees shall be entitled to an
       additional allowance of RMB 50,000 per annum;
       Members of the Supervision Committee shall
       be entitled to an additional allowance of RMB
       30,000 per annum and the Chairman of such committee
       shall be entitled to an additional allowance
       of RMB 50,000 per annum; all allowances shall
       be payable quarterly on a time pro-rata basis
       for any non full year s service

6.     Adopt the remuneration Plan for the Internal              Mgmt          For                            For
       Supervisors of the Company; the aggregate remuneration
       of the Chairman for 2006 shall be RMB 1,180,000;
       the aggregate remuneration of the specialized
       Supervisor for 2006 shall be RMB 900,000; the
       allowance of the employees  representative
       Supervisor for 2006 shall be RMB 40,000




--------------------------------------------------------------------------------------------------------------------------
 INDUSTRIAL AND COMMERCIAL BANK OF CHINA                                                     Agenda Number:  701228555
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPV10024
    Meeting Type:  AGM
    Meeting Date:  12-Jun-2007
          Ticker:
            ISIN:  CN000A0LB420
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the 2006 report of the Board of Directors         Mgmt          For                            For
       of the Bank

2.     Approve the 2006 report of the Board of Supervisors       Mgmt          For                            For
       of the Bank

3.     Approve the Bank s 2006 audited accounts                  Mgmt          For                            For

4.     Approve the Bank s 2006 Post Listing Profit               Mgmt          For                            For
       Distribution Plan and the dividend in respect
       of the period from 23 OCT 2006 to 31 DEC 2006

5.     Re-appoint Ernst and Young as the International           Mgmt          For                            For
       Auditors of the Bank and Ernst and Young Hua
       Ming as the Domestic Auditors of the Bank

6.a.   Appoint Mr. Xu Shanda as an Independent Non-Executive     Mgmt          For                            For
       Director of the Bank

6.b.   Appoint Mr, Chen Xiaoyue as an Independent Non-Executive  Mgmt          For                            For
       Director of the Bank



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Global Macro Portfolio
By (Signature)       /s/ Mark S. Venezia
Name                 Mark S. Venezia
Title                President
Date                 08/28/2007